Leases - Information related to lease payments and lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Lease liabilities [abstract]
Lease interest	$ 93		$ 104		$ 126
Current leases, presented within current Finance debt	1,113	[1]	1,186	[1]	1,148
Noncurrent Leases	2,449	[1]	3,220	[1]	3,191
Lease liabilities [member]
Lease liabilities [abstract]
Liabilities arising from financing activities, beginning balance	4,406		4,339
New leases, Including remeasurements and cancelations	476		1,349
Gross lease payments	(1,350)		(1,415)
Lease interest	91		102
Lease repayments	(1,259)		(1,313)
Foreign currency translation effects	(61)		31
Liabilities arising from financing activities, ending balance	$ 3,562		$ 4,406		$ 4,339

[1]	1) Restated 1 January 2020 and 31 December 2020 figures due to a policy change affecting ARO, see note 2 Significant accounting policies and note 21 Provisions and other liabilities.